Segmented information (Q1)	3 Months Ended	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024
Segmented information [Abstract]
Segmented information
11.	Segmented information

The Company operates in one reportable operating segment – the development and monetization of environmental assets.  The Company has not generated revenue to date and as such has no reportable segment revenues.  The Company’s assets are located in Canada.

12.	Segmented information

The Company operates in one reportable operating segment – the development and monetization of environmental assets.  The Company has not generated revenue to date and as such has no reportable segment revenues.  The Company’s assets are located in Canada.